Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Financial income
Fair value gain on financial investments		€ 3	€ 70
Other finance income		15	273
Total financial income	[1]	18	343
Financial Expenses
Interest and fees on bank loans		13,383	6,881
Interest on leases		798	892
Other finance costs		323	419
Total financial expenses	[1]	€ 14,504	€ 8,192

[1]	Unaudited